Transamerica Rothschild & Co Large Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 4.0%
Northrop Grumman Corp.	2,431	$ 1,087,192
Textron, Inc.	15,448	1,149,022

		2,236,214

Airlines - 1.3%
Southwest Airlines Co. (A)	15,704	719,243

Automobiles - 1.7%
General Motors Co. (A)	21,616	945,484

Banks - 9.2%
Bank of America Corp.	50,399	2,077,447
JPMorgan Chase & Co.	13,049	1,778,840
Wells Fargo & Co.	28,411	1,376,797

		5,233,084

Beverages - 2.4%
PepsiCo, Inc.	8,102	1,356,113

Biotechnology - 2.5%
AbbVie, Inc.	8,835	1,432,242

Capital Markets - 7.9%
BlackRock, Inc.	1,856	1,418,300
Charles Schwab Corp.	19,882	1,676,251
State Street Corp.	15,793	1,375,886

		4,470,437

Chemicals - 2.1%
Air Products & Chemicals, Inc.	4,732	1,182,574

Construction & Engineering - 2.6%
Quanta Services, Inc.	11,245	1,479,955

Construction Materials - 2.2%
Martin Marietta Materials, Inc.	3,196	1,230,109

Electric Utilities - 4.2%
Duke Energy Corp.	11,092	1,238,533
Xcel Energy, Inc.	16,060	1,159,050

		2,397,583

Energy Equipment & Services - 1.7%
Schlumberger NV	22,951	948,106

Entertainment - 2.5%
Walt Disney Co. (A)	10,482	1,437,711

Equity Real Estate Investment Trusts - 4.3%
American Tower Corp.	4,180	1,050,099
Prologis, Inc.	8,737	1,410,851

		2,460,950

Food Products - 3.2%
Mondelez International, Inc., Class A	10,758	675,387
Tyson Foods, Inc., Class A	12,724	1,140,452

		1,815,839

Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	12,682	983,362

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 6.4%
AmerisourceBergen Corp.	7,662	$ 1,185,388
UnitedHealth Group, Inc.	4,768	2,431,537

		3,616,925

Insurance - 2.2%
Hartford Financial Services Group, Inc.	17,206	1,235,563

Interactive Media & Services - 3.8%
Alphabet, Inc., Class A (A)	764	2,124,951

IT Services - 1.8%
Global Payments, Inc.	7,627	1,043,679

Life Sciences Tools & Services - 3.1%
Thermo Fisher Scientific, Inc.	3,011	1,778,447

Machinery - 4.6%
Caterpillar, Inc.	5,954	1,326,670
Parker-Hannifin Corp.	4,598	1,304,729

		2,631,399

Media - 1.5%
Comcast Corp., Class A	17,571	822,674

Multiline Retail - 1.8%
Target Corp.	4,905	1,040,939

Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp.	12,344	2,009,974
ConocoPhillips	18,528	1,852,800

		3,862,774

Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	17,686	1,291,608
Eli Lilly & Co.	4,599	1,317,016

		2,608,624

Road & Rail - 2.0%
CSX Corp.	30,054	1,125,522

Semiconductors & Semiconductor Equipment - 1.8%
Micron Technology, Inc.	12,873	1,002,678

Software - 2.4%
Microsoft Corp.	4,371	1,347,623

Specialty Retail - 2.0%
Lowe’s Cos., Inc.	5,612	1,134,690

Total Common Stocks (Cost $48,336,117)		55,705,494

Total Investments (Cost $48,336,117)		55,705,494
Net Other Assets (Liabilities) - 1.7%		969,311

Net Assets - 100.0%		$ 56,674,805

Transamerica Series Trust	Page 1

Transamerica Rothschild & Co Large Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$55,705,494	$—	$—	$55,705,494

Total Investments	$55,705,494	$—	$—	$55,705,494

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 2

Transamerica Rothschild & Co Large Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Rothschild & Co Large Cap Value VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust	Page 3